Patents and Licenses	9 Months Ended
Sep. 30, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Patents and Licenses

(5)         Patents and Licenses

Purchased patents and license fees paid for the use of other entities’ patents are amortized over the useful life of the patent or license.

The following tables provide information regarding patents and licenses (dollars in thousands):

	September 30, 2019			December 31, 2018
Weighted Average Original Life (years)	Gross Carrying Amount	Accumulated Amortization	Weighted Average Original Life (years)	Gross Carrying Amount	Accumulated Amortization
15.67	$13,840	$12,271	15.67	$13,840	$12,181

Aggregate amortization expense for patents and licenses was $ in each of the three months ended September 30, 2019 and 2018 and $ in each of the nine months ended September 30, 2019 and 2018.

Estimated future amortization expense for each of the years set forth below ending December 31 is as follows (in thousands):

2020	$119
2021	$119
2022	$117
2023	$113
2024	$113